Financial assets and liabilities - Line of credit (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial assets and liabilities
Total available credit lines	$ 6,721,139	$ 7,368,346	$ 6,936,237
Available credit lines related to financial debt	4,063,947	4,616,861	5,048,477
Available credit lines related to letters of credit	2,657,192	2,751,485	1,887,760
Undrawn credit	$ 1,048,241	$ 1,739,775	$ 3,703,184